Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Trend Fund
Entity Central Index Key	0000035402
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Fidelity Trend Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Trend Fund
Class Name	Fidelity® Trend Fund
Trading Symbol	FTRNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Trend Fund for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Trend Fund	$ 81	0.74%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 1000 Growth Index for the fiscal year, led by industrials. Stock picks in information technology also boosted relative performance. Also bolstering our relative result was an underweight in financials, primarily within the financial services industry.
•The top individual relative contributor was an overweight in Robinhood Markets (+194%). This period we decreased our position in Robinhood Markets. A second notable relative contributor was an overweight in Howmet Aerospace (+89%). An overweight in Comfort Systems USA (+116%) also contributed.
•In contrast, the biggest detractors from performance versus the benchmark were picks and an overweight in consumer discretionary, primarily within the consumer services industry. Security selection in financials, primarily within the financial services industry, also hampered the fund's result. Also hurting our result was an underweight in information technology, primarily within the semiconductors & semiconductor equipment industry.
•The largest individual relative detractor was our non-benchmark stake in Flywire (-52%). The stock was not held at period end. The second-largest relative detractor was an underweight in Alphabet (+66%). The company was one of the fund's biggest holdings. Another notable relative detractor was an overweight in Fair Isaac (-15%).
•Notable changes in positioning include decreased exposure to the financials sector and a higher allocation to information technology.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. Fidelity® Trend Fund $10,000 $10,457 $13,534 $13,133 $17,845 $26,233 $32,230 $21,389 $30,883 $43,285 $51,393 Russell 1000® Growth Index $10,000 $10,708 $13,943 $13,732 $18,729 $25,938 $33,096 $23,453 $33,462 $44,623 $52,906 Russell 1000® Index $10,000 $11,205 $13,636 $12,983 $17,063 $20,640 $26,101 $21,108 $26,708 $33,255 $39,030 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Trend Fund 18.73% 14.40% 17.79% Russell 1000® Growth Index 18.56% 15.32% 18.13% Russell 1000® Index 17.37% 13.59% 14.59% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 4,475,154,548
Holdings Count | shares	127
Advisory Fees Paid, Amount	$ 29,845,674
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$4,475,154,548
Number of Holdings	127
Total Advisory Fee	$29,845,674
Portfolio Turnover	60%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 44.7 Industrials 19.5 Consumer Discretionary 14.7 Communication Services 11.7 Health Care 3.7 Financials 3.1 Real Estate 1.2 Utilities 0.6 Materials 0.6 Consumer Staples 0.3 Common Stocks 99.4 Preferred Stocks 0.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.4 Preferred Stocks - 0.7 Short-Term Investments and Net Other Assets (Liabilities) - (0.1)% United States 96.7 Canada 0.8 Taiwan 0.5 Finland 0.4 Korea (South) 0.4 Australia 0.3 France 0.3 Italy 0.2 Switzerland 0.2 Others 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 96.7 Canada - 0.8 Taiwan - 0.5 Finland - 0.4 Korea (South) - 0.4 Australia - 0.3 France - 0.3 Italy - 0.2 Switzerland - 0.2 Others - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 14.9 Alphabet Inc Class A 6.0 Apple Inc 5.8 Microsoft Corp 5.7 Broadcom Inc 4.5 Amazon.com Inc 4.4 Tesla Inc 3.8 Meta Platforms Inc Class A 3.5 Eli Lilly & Co 2.5 Sterling Infrastructure Inc 2.1 53.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Operating expenses Performance adjustment fee

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Operating expenses Performance adjustment fee
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec